Schedule I - Condensed Financial Information of Registrant (Parent Company)	12 Months Ended
Sep. 30, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I - Condensed Financial Information of Registrant (Parent Company)
BALANCE SHEETS
(Millions of dollars)

	September 30,
	2018	2017
ASSETS
Current assets:
Cash and cash equivalents	$13.4	$15.8
Accounts receivable – related parties	12.8	4.5
Prepaid expenses and other current assets	10.5	15.6
Total current assets	36.7	35.9
Property, plant and equipment, net	2.6	0.4
Investments in subsidiaries	3,652.0	3,119.7
Other assets	71.9	82.0
Total assets	$3,763.2	$3,238.0
LIABILITIES AND COMMON STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts and notes payable	$14.9	$12.3
Accrued liabilities	6.7	5.9
Total current liabilities	21.6	18.2
Noncurrent liabilities	60.2	56.5
Commitments and contingencies (Note 1)
Common stockholders’ equity:
Common Stock, without par value (authorized – 450,000,000 shares; issued – 174,142,997 and 173,987,691 shares, respectively)	1,200.8	1,188.6
Retained earnings	2,610.7	2,106.7
Accumulated other comprehensive loss	(110.4)	(93.4)
Treasury stock, at cost	(19.7)	(38.6)
Total common stockholders’ equity	3,681.4	3,163.3
Total liabilities and common stockholders’ equity	$3,763.2	$3,238.0

Note 1 — Commitments and Contingencies:
At September 30, 2018, UGI Corporation had agreed to indemnify the issuers of $70.3 of surety bonds issued on behalf of certain UGI subsidiaries. UGI Corporation is authorized to guarantee up to $500.0 of obligations to suppliers and customers of Energy Services, LLC and subsidiaries of which $448.5 of such obligations were outstanding as of September 30, 2018.
STATEMENTS OF INCOME
(Millions of dollars, except per share amounts)

	Year Ended September 30,
	2018	2017	2016
Revenues	$—	$—	$—
Costs and expenses:
Operating and administrative expenses	63.4	44.5	44.3
Other operating income, net (a)	(52.2)	(45.9)	(45.3)
	11.2	(1.4)	(1.0)
Operating (loss) income	(11.2)	1.4	1.0
Pension and other postretirement plans non-service expense	(1.3)	(1.8)	(1.4)
Intercompany interest income	0.1	—	0.1
Loss before income taxes	(12.4)	(0.4)	(0.3)
Income tax expense (benefit)	6.1	(5.7)	(4.0)
(Loss) income before equity in income of unconsolidated subsidiaries	(18.5)	5.3	3.7
Equity in income of unconsolidated subsidiaries	737.2	431.3	361.0
Net income attributable to UGI Corporation	$718.7	$436.6	$364.7
Other comprehensive income (loss)	3.4	1.3	(1.1)
Equity in other comprehensive (loss) income of unconsolidated subsidiaries	(20.4)	60.0	(39.0)
Comprehensive income attributable to UGI Corporation	$701.7	$497.9	$324.6
Earnings per common share attributable to UGI Corporation stockholders:
Basic	$4.13	$2.51	$2.11
Diluted	$4.06	$2.46	$2.08
Weighted - average common shares outstanding (thousands):
Basic	173,908	173,662	173,154
Diluted	176,905	177,159	175,572

(a)
UGI provides certain financial and administrative services to certain of its subsidiaries. UGI bills these subsidiaries monthly for all direct expenses incurred by UGI on behalf of its subsidiaries as well as allocated shares of indirect corporate expense incurred or paid with respect to services provided by UGI. The allocation of indirect UGI corporate expenses to certain of its subsidiaries utilizes a weighted, three-component formula comprising revenues, operating expenses, and net assets employed and considers the relative percentage of such items for each subsidiary to the total of such items for all UGI operating subsidiaries for which general and administrative services are provided. Management believes that this allocation method is reasonable and equitable to its subsidiaries. These billed expenses are classified as “Other operating income, net” in the Statements of Income above.

STATEMENTS OF CASH FLOWS
(Millions of dollars)

	Year Ended September 30,
	2018	2017	2016
NET CASH PROVIDED BY OPERATING ACTIVITIES (a)	$208.2	$253.2	$195.6

CASH FLOWS FROM INVESTING ACTIVITIES:
Expenditures for property, plant and equipment	(2.3)	(0.4)	—
Net investments in unconsolidated subsidiaries	(6.5)	(40.7)	(8.9)
Net cash used by investing activities	(8.8)	(41.1)	(8.9)

CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of dividends on Common Stock	(176.9)	(168.9)	(160.7)
Repurchases of UGI Common Stock	(59.8)	(43.3)	(47.6)
Issuances of Common Stock	34.9	11.0	24.5
Other	—	0.1	—
Net cash used by financing activities	(201.8)	(201.1)	(183.8)
Cash and cash equivalents (decrease) increase	$(2.4)	$11.0	$2.9
Cash and cash equivalents:
End of year	$13.4	$15.8	$4.8
Beginning of year	15.8	4.8	1.9
(Decrease) increase	$(2.4)	$11.0	$2.9

(a)	Includes dividends received from unconsolidated subsidiaries of $190.5, $241.9 and $193.1 for the years ended September 30, 2018, 2017 and 2016, respectively.